BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Footnote (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 118.0	$ 124.4
Financial liabilities	507.8	444.3
Accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	567.5	498.8
Other tax liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	28.5	28.8
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	31.2	25.7
Prepaid expenses and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	162.3	173.3
Other tax receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	24.3	19.9
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	13.2	23.5
Promissory notes
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 6.8	$ 5.5